UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment []; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Gryphon International Investment Corporation
Address:	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Alexander H.M. Becks
Title: President and Chief Compliance Officer
Phone: 416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada  July 29, 2010
	[Signature]	[City, State]		 [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:41 Data Records

Form 13F Information Table Value Total:$200,772
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Allstate Corp
Common
009724478
$160
5,565
SH

DEFINED

0
 5,565
0
American Express
Common
009988572
$8,838
222,610
SH

SOLE
NONE
222,610
0
0
American Express
Common
009988572
$2,119
53,375
SH

DEFINED

0
53,375
0
Anixter International Inc
Common
001144693
$5,737
134,660
SH

SOLE
NONE
134,660
0
0
Anixter International Inc
Common
001144693
$1,479
34,725
SH

DEFINED

0
34,725
0
Bunge Limited
Common
013317810
$7,989
162,405
SH

SOLE
NONE
162,405
0
0
Bunge Limited
Common
013317810
$1,907
38,770
SH

DEFINED

0
38,770
0
Clarcor Inc
Common
019217981
$3,040
85,575
SH

SOLE
NONE
85,575
0
0
Clarcor Inc
Common
019217981
$1,137
32,005
SH

DEFINED

0
32,005
0
Danaher Corp
Common
009962131
$10,633
286,460
SH

SOLE
NONE
286,460
0
0
Danaher Corp
Common
009962131
$2,460
66,280
SH

DEFINED

0
66,280
0
Dover Corp
Common
009974121
$6,245
149,435
SH

SOLE
NONE
149,435
0
0
Dover Corp
Common
009974121
$1,521
36,405
SH

DEFINED

0
36,405
0
Fiserv Inc
Common
010808065
$8,047
176,235
SH

SOLE
NONE
176,235
0
0
Fiserv Inc
Common
010808065
$1,977
43,290
SH

DEFINED

0
43,290
0
Honeywell International Inc
Common
010534801
$7,855
201,260
SH

SOLE
NONE
201,260
0
0
Honeywell International Inc
Common
010534801
$1,940
49,705
SH

DEFINED

0
49,705
0
Insituform Technologies A
Common
010065810
$7,787
380,205
SH

SOLE
NONE
380,205
0
0
Insituform Technologies A
Common
010065810
$1,904
92,960
SH

DEFINED

0
92,960
0
JP Morgan Chase & Co.
Common
012271654
$6,646
181,540
SH

SOLE
NONE
181,540
0
0
JP Morgan Chase & Co.
Common
012271654
$1,627
44,435
SH

DEFINED

0
44,435
0
Jacobs Engineering Group Inc.
Common
011768741
$4,233
116,155
SH

SOLE
NONE
116,155
0
0
Jacobs Engineering Group Inc.
Common
011768741
$464
12,736
SH

DEFINED

0
12,736
0
Johnson & Johnson
Common
009722513
$9,528
161,330
SH

SOLE
NONE
161,330
0
0
Johnson & Johnson
Common
009722513
$2,413
40,865
SH

DEFINED

0
40,865
0
MEMC Electronic Materials
Common
009708073
$5,015
507,585
SH

SOLE
NONE
507,585
0
0
MEMC Electronic Materials
Common
009708073
$1,215
122,935
SH

DEFINED

0
122,935
0
PerkinElmer Inc
Common
010702658
$7,223
349,425
SH

SOLE
NONE
349,425
0
0
PerkinElmer Inc
Common
010702658
$1,735
83,960
SH

DEFINED

0
83,960
0
Praxair Inc.
Common
009967419
$10,451
137,530
SH

SOLE
NONE
137,530
0
0
Praxair Inc.
Common
009967419
$2,508
33,002
SH

DEFINED

0
33,002
0
Resmed
Common
011540066
$12,313
202,475
SH

SOLE
NONE
202,475
0
0
Resmed
Common
011540066
$2,909
47,830
SH

DEFINED

0
47,830
0
Thermo Fisher Scientific
Common
009729917
$11,681
238,145
SH

SOLE
NONE
238,145
0
0
Thermo Fisher Scientific
Common
009729917
$2,394
48,810
SH

DEFINED

0
48,810
0
TJX Companies
Common
009961968
$13,825
329,555
SH

SOLE
NONE
329,555
0
0
TJX Companies
Common
009961968
$3,333
79,460
SH

DEFINED

0
79,460
0
Wabtec Corp
Common
011540104
$7,367
184,695
SH

SOLE
NONE
184,695
0
0
Wabtec Corp
Common
011540104
$1,838
46,065
SH

DEFINED

0
46,065
0
Yum! Brands Inc.
Common
014856862
$8,169
209,240
SH

SOLE
NONE
209,240
0
0
Yum! Brands Inc.
Common
014856862
$1,112
28,490
SH

DEFINED

0
28,490
0
S REPORT SUMMARY
41 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED